Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,594,000)	$ (666,000)	$ (12,018,000)	$ (996,000)	$ (2,340,661)	$ (913,660)
Foreign currency translation adjustment	43,000	(1,000)	(12,000)	(28,000)	68,394	3,422
Comprehensive loss					(2,272,267)	(910,238)
Comprehensive loss attributable to common shareholders	$ (11,551,000)	$ (667,000)	$ (12,030,000)	$ (1,024,000)	$ (2,272,267)	$ (910,238)